LEASE (Details 1)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Lessee, Lease, Description [Line Items]
Present value of lease liabilities	$ 3,215,880	¥ 504,249,950
Lease liabilities, current	885,715	138,880,117	¥ 110,889,134
Lease liabilities, non-current	2,215,342	347,365,643	¥ 207,353,977
Finance Lease [Member]
Lessee, Lease, Description [Line Items]
2026	576,543	90,401,972
2027	426,203	66,828,602
2028	272,344	42,703,496
2029	167,364	26,242,610
2030	54,706	8,577,855
Thereafter	21,488	3,369,400
Total future lease payment	1,518,648	238,123,935
Less: imputed interest	(32,634)	(5,116,933)
Present value of lease liabilities	1,486,014	233,007,002
Lease liabilities, current	561,338	88,017,810
Lease liabilities, non-current	924,676	144,989,192
Operating Lease [Member]
Lessee, Lease, Description [Line Items]
2026	921,552	144,499,286
2027	711,542	111,569,799
2028	385,903	60,509,545
2029	307,095	48,152,420
2030	330,234	51,780,670
Thereafter	559,554	87,738,230
Total future lease payment	3,215,880	504,249,950
Less: imputed interest	(114,823)	(18,004,190)
Present value of lease liabilities	3,101,057	486,245,760
Lease liabilities, current	885,715	138,880,117
Lease liabilities, non-current	$ 2,215,342	¥ 347,365,643